Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Leases
Note 27: Leases
Lessee
In the ordinary course of business, the Company enters leases primarily for property and equipment. The carrying amount and the related depreciation for the right-of-use
assets for the years ended December 31, 2022 and 2021 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2022
Carrying amount	147	13	3	163
Depreciation	44	8	1	53
Year ended December 31, 2021
Carrying amount	169	10	2	181
Depreciation	56	24	1	81
For the years ended December 31, 2022 and 2021, cash outflows for leases, which include payments of lease principal, interest, short-term and low value leases, were $76 million and $122 million, respectively. The 2021 amount includes $23 million to exit technology equipment leases.

The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2022 and 2021:

	December 31,

	2022	2021
Within 1 year	68	73
Between 1 and 2 years	52	63
Between 2 and 3 years	40	46
Between 3 and 4 years	29	35
Between 4 and 5 years	21	26
Later than 5 years	53	45
Total undiscounted cash flows	263	288
Lease liabilities included in the consolidated statement of financial position
Current	56	64
Non-current	179	197
As of December 31, 2022 and 2021, the Company was committed to leases with future cash outflows totaling $67 million and $106 million, respectively, which had not yet commenced and therefore are not accounted for as a liability as of December 31, 2022 and 2021, respectively. A liability and corresponding right-of-use
asset will be recognized for these leases at the lease commencement date.
With certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. The liability associated with these restorations is recorded within “Provisions and other non-current
liabilities” in the consolidated statement of financial position.
Lessor
The Company may act as a
sub-lessor
to recover costs associated with leased office space it no longer requires for its business. The net finance lease receivable was $24 million (2021 - $25 million), of which $7 million (2021 - $6 million) was current, as of December 31, 2022.